IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT To Current prospectuses

Federated Alabama Municipal Cash Trust, Federated Arizona Municipal Cash Trust, Federated Automated Cash Management Trust, Federated Balanced Allocation Fund, Federated Bond Fund, Federated California Municipal Cash Trust (Cash II Shares, Institutional Service Shares, Cash Series Shares and Institutional Capital Shares), Federated Capital Appreciation Fund, Federated Capital Income Fund, Federated Capital Reserves Fund, Federated Clover Small Value Fund, Federated Clover Value Fund, Federated Connecticut Municipal Cash Trust, Federated Equity Income Fund, Inc., Federated Florida Municipal Cash Trust, Federated Fund for U.S. Government Securities, Federated Georgia Municipal Cash Trust, Federated Government Cash Series, Federated Government Income Securities, Inc., Federated Government Obligations Fund (Trust Shares), Federated Government Reserves Fund, Federated Government Ultrashort Duration Fund (Class A Shares), Federated High Income Bond Fund, Inc., Federated High Yield Trust, Federated Institutional High Yield Bond Fund, Federated InterContinental Fund, Federated Intermediate Corporate Bond Fund, Federated Intermediate Government/Corporate Fund, Federated Intermediate Municipal Trust, Federated International Bond Fund, Federated International High Income Fund, Federated International Leaders Fund, Federated International Small-Mid Company Fund, Federated International Strategic Value Fund, Federated Kaufmann Fund, Federated Kaufmann Large Cap Fund, Federated Kaufmann Small Cap Fund, Federated Liberty U.S. Government Money Market Trust, Federated Market Opportunity Fund, Federated Maryland Municipal Cash Trust, Federated Massachusetts Municipal Cash Trust, Federated Max-Cap Index Fund, Federated MDT All Cap Core Fund, Federated MDT Balanced Fund, Federated MDT Large Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Stock Trust (Institutional Shares), Federated Michigan Intermediate Municipal Trust, Federated Michigan Municipal Cash Trust, Federated Mid-Cap Growth Strategies Fund, Federated Mid-Cap Index Fund, Federated Minnesota Municipal Cash Trust, Federated Money Market Management (Eagle Shares), Federated Muni and Stock Advantage Fund, Federated Municipal Cash Series, Federated Municipal High Yield Advantage Fund, Federated Municipal Securities Fund, Inc., Federated Municipal Trust, Federated Municipal Ultrashort Fund, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated New York Municipal Income Fund, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Ohio Municipal Income Fund, Federated Pennsylvania Municipal Cash Trust, Federated Pennsylvania Municipal Income Fund, Federated Prime Cash Series, Federated Prime Obligations Fund (Trust Shares), Federated Prudent Bear Fund, Federated Prudent DollarBear Fund, Federated Real Return Bond Fund, Federated Short-Intermediate Duration Municipal Trust (Class A Shares), Federated Short-Term Income Fund, Federated Stock and Bond Fund, Inc., Federated Strategic Income Fund, Federated Strategic Value Dividend Fund (Class A Shares and
Class C Shares), Federated Total Return Bond Fund, Federated Treasury Cash Series, Federated Treasury Cash Series II, Federated Treasury Obligations Fund (Trust Shares), Federated U.S. Government Securities Fund: 1-3 Years (Class Y Shares), Federated U.S. Government Securities Fund: 2-5 Years (Class K Shares and Institutional Service Shares), Federated Ultrashort Bond Fund (Class A Shares), Federated Virginia Municipal Cash Trust, Tax-Free Money Market Fund

for purposes of this supplement, all share classes of the above named funds are included except where noted

WITH RESPECT TO THE ABOVE-LISTED FUNDS AND SHARE CLASSES:

Effective August 2, 2010, the minimum amount for all new or revised Systematic Agreement programs (including Systematic Investment Program (SIP), Systematic Withdrawal Program (SWP) and Systematic Exchange Program (EXCH)) is $50 per transaction per fund.

WITH RESPECT TO CLASS B SHARES OF THE ABOVE-LISTED FUNDS:

For all new Class B Share accounts established on or after August 2, 2010, the minimum Systematic Withdrawal Program (SWP) redemption amount is $50 per transaction per fund including transactions that qualify for a CDSC waiver as outlined in the prospectus.

July 30, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450647 (7/10)